Note 22 Deposits from banks (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 40,039	€ 26,935	[1],[2]	€ 19,834
SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		4,585	2,709		2,047
MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,431	1,587		1,002
TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		587	672		792
South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,659	3,095		1,757
Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		25,097	8,226		7,500
Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		5,681	10,645		6,736
Demand Deposits [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		6,629	11,434		7,601
Demand Deposits [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,252	1,215		1,671
Demand Deposits [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		789	855		444
Demand Deposits [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		16	10		83
Demand Deposits [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		416	844		532
Demand Deposits [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		3,011	3,613		1,841
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,145	4,897		3,030
Time deposits and other [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[3]	12,871	11,787		8,599
Time deposits and other [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[3]	2,434	1,429		375
Time deposits and other [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[3]	642	732		558
Time deposits and other [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[3]	535	633		672
Time deposits and other [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[3]	2,242	2,251		1,225
Time deposits and other [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[3]	2,742	2,944		3,110
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[3]	4,277	3,797		2,657
Repurchase Agreements [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		20,539	3,714		3,634
Repurchase Agreements [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		899	67		0
Repurchase Agreements [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	0		0
Repurchase Agreements [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		37	29		37
Repurchase Agreements [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	0		0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		19,344	1,669		2,549
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 259	€ 1,949		€ 1,048

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) Subordinated deposits are included amounting to €35, €24 and €14 million as of December 31, 2023, 2022 and 2021, respectively.